Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 01, 2023	Dec. 31, 2022	Apr. 09, 2021
Business Acquisition [Line Items]
Operating lease ROU assets	$ 368,748		$ 317,314
Operating lease liabilities, net of current portion	$ (276,913)		$ (232,144)
Temperature Equipment Corporation [Member]
Business Acquisition [Line Items]
Accounts receivable				$ 33,315
Inventories				71,325
Other current assets				962
Property and equipment				2,590
Operating lease ROU assets				53,829
Goodwill				18,724
Intangibles				19,900
Current portion of long-term liabilities				(5,855)
Accounts payable				(25,393)
Accrued expenses and other current liabilities				(14,654)
Operating lease liabilities, net of current portion				(48,046)
Total				$ 106,697
Gateway Supply Company, Inc. [Member]
Business Acquisition [Line Items]
Accounts receivable		$ 21,159
Inventories		37,098
Other current assets		319
Property and equipment		3,213
Operating lease ROU assets		15,737
Goodwill		25,098
Intangibles		44,000
Other assets		86
Current portion of long-term liabilities		(3,633)
Accounts payable		(8,306)
Accrued expenses and other current liabilities		(4,934)
Operating lease liabilities, net of current portion		(12,434)
Finance lease liabilities, net of current portion		(1,431)
Other liabilities		(13,429)
Total		$ 102,543